Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events.
Subsequent events

24. Subsequent events

On March 4, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership managed by Yorkville Advisor Global, LP (the “Investor”) to sell up to US$300 million of the Company’s Class B ordinary shares, during the 36 months following the date of the SEPA, following the effectiveness of a registration statement with the SEC registering the Class B ordinary shares issuable pursuant to the Standby Equity Purchase Agreement and other customary closing conditions. Each issuance and sale of the Company Class B ordinary shares to Yorkville pursuant to the Standby Equity Purchase Agreement is referred to as an “Advance.” Pursuant to the Standby Equity Purchase Agreement, the maximum amount for each Advance should be the lower of: (i) an amount equal to 100% of the average daily trading dollar value of the Company Class B ordinary shares represented by the Company ADSs, for the five consecutive trading days immediately preceding the delivery of an advance notice by us, or(ii) US$10 million. For each Advance, the purchase price per share shall be 97% of the lowest daily volume weighted average price of the Company Class B ordinary shares, represented by the ADSs, for the five consecutive trading days commencing the date of the Company delivery of the advance notice (the“Pricing Period”). As of the date of this annual report, the Company has not received any funding from the Investor.

24. Subsequent events (Continued)

As announced in April 2022, the Audit Committee of the Company’s board of directors, with the assistance of third-party professional advisors conducted an independent internal review of certain transactions carried out by the Next-Day Delivery Business Unit of the Company (“Next-Day Delivery BU”) with third-party suppliers and customers in 2021 (the “Review”). On July 1st, 2022, the Audit Committee announced the results of the Review. The Review identified certain questionable transactions carried out by the Next-Day Delivery BU in 2021. The overall financial impact of the Review findings and the financial adjustment has been made on the consolidated financial statements as of December 31, 2021.

In 2021, the Company subscribed private equity funds issued by three financial institutions with the total amount of US$44.0 million. Subsequent to December 31,2021, the Company partially redeemed and made additional subscriptions of the private equity funds. As of September 30,2022, the fair value of the Company’s investment in these private equity funds has substantially declined to US$ 6.5 million, with the corresponding original investment amount of US$43.5 million.

On July 14, 2022, the Company entered into a strategic investment agreement with Shanxi Donghui Group (“Shanxi Donghui”), pursuant to which Shanxi Donghui agreed to make a RMB200 million equity investment in Missfresh. As of the date of this annual report, the transaction had not been closed and the Company had not received any funding from Shanxi Donghui. As a result, since July 2022, the Group adopted a series of significant adjustments to the business strategy for business sustainability, including a temporary shutdown of on-demand DMW retail business, staff optimization, terminate some leases for DMWs and a temporary shutdown of Next-Day Delivery BU (the “Business Cessation”). As of October 31, 2022, the Group's leases for 173 DMWs in 8 cities in China were still effective, and the relevant lease agreements had lease expiration dates ranging from November 11, 2022 to December 14, 2026. The Group expects to terminate those leases for DMWs in the foreseeable future. As of the date of this annual report, the Group have a total of 55 full-time employees.  These idled businesses accounted for approximately over 90% in aggregate of total net revenue and total cost of revenue for the years ended December 2019, 2020, and 2021, respectively. As of December 31, 2021, the aggregate carrying value of inventory, property, equipment, right of use assets (net of corresponding lease liabilities) and intangible assets were RMB 466.2 million (US$73.2 million). The Company may suffer significant losses from a decline in the value of these assets due to the adjustments to the Group's business strategy. As of this annual report date, the Group is unable to accurately estimate such losses.

In August 2022, the Company entered into a business and asset transfer agreement to sell the Group's business and assets relating to “convenience go” vending machine business, including all assets and patents owned by Beijing Bianligou, Jinan Bianligou and other related subsidiaries, to a third party for an aggregate consideration of up to RMB18.0 million in cash. As of the date of this annual report, the purchaser of this transaction has paid RMB4.6 million in cash to us and also paid RMB3.2 million directly to the Group's suppliers and employees for paying off the Group's accounts payable and accrued expenses. The transaction contemplated under such business and asset transfer agreement has not been closed as of the date of this annual report.